Variable Interest Entities - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Variable Interest Entity [Line Items]
Current assets	$ 340,196		$ 113,084
Assets	345,900		118,697
Current liabilities	19,680		15,228
Liabilities	53,434		15,609
Net Loss	(51,404)	$ (6,033)
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Current assets	500		500
Assets	1,400		1,400
Current liabilities	1,100		800
Liabilities	1,500		$ 1,200
Net Loss	1,800	2,500
Consolidation, Eliminations [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Payments to suppliers	$ 3,400	$ 300
Affiliated Medical Groups [Member]
Variable Interest Entity [Line Items]
Percentage owned by licensed physicians	100.00%